Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (8,045,803)	$ (4,971,277)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	26,137	28,074
Gain on debt extinguishment (PPP)	(90,100)
Net change in unrealized depreciation in gold bullions	13,004
Stock issued for services	242,100
Loss on disposal of fixed assets	49,321
Amortization of debt discount	4,702,918	50,505
Imputed interest - related party	82,851	58,817
Fair value of options issued for services		2,845,459
Warrants issued/(cancelled) to consultants	600,278
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	(8,467)	29,157
Operating lease right-of-use, net	90,072	108,217
Increase in accrued expenses and other payables - related party	441,574	657,520
(Decrease)Increase in accounts payable	199,723	39,055
Operating lease liabilities, current	(104,417)	(100,239)
Net Cash Used In Operating Activities	(1,800,809)	(1,254,712)
Cash Flows From Investing Activities:
Investment in gold bullions	(450,216)
Purchase of Fixed Assets	(97,154)
Net Cash Used In Investing Activities	(547,370)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party		1,015,000
Proceeds from convertible note payable, net of original issue discount	3,670,000	950,000
Payment of debt offering costs		(86,000)
Principal payments on debt	(50,000)	(40,000)
Proceeds from warrant exercise	266,332
Contributed capital - related party		17,495
Proceeds from SBA Paycheck Protection Loan		90,100
Net Cash Provided by Financing Activities	3,886,332	1,946,595
Net Increase in Cash	1,538,153	691,883
Cash at Beginning of Year	816,907	125,024
Cash at End of Year	2,355,060	816,907
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	292,533	365,157
Beneficial conversion feature in connection with convertible debt	3,670,000	864,000
Original issue discount in connection with convertible debt		50,000
Shares issued in connection with convertible note payable	4,461,931
Adoption of lease standard ASC 842	115,390
Cancellation and forgiveness of lease - related party	44,419
Cancellation and forgiveness of lease	$ 241,800